CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues, transactions with related parties	¥ 38,471		¥ 37,152	¥ 9,045
Cost of revenues, transactions with related parties	135,058		91,989	154,256
Selling and marketing expenses, transactions with related parties	120,315		33,921	24,972
Cost of revenues
Share-based compensation expenses	18,973	$ 2,977	5,424	6,338
Selling and marketing expenses
Share-based compensation expenses	31,947	5,013	15,973	16,293
Research and development expenses
Share-based compensation expenses	57,595	9,038	15,281	28,650
General and administrative expenses
Share-based compensation expenses	¥ 439,950	$ 69,038	¥ 143,412	¥ 128,409